Pensions and Post-Employment Benefits - Schedule Actuarial Results Related to Pension and Other Post Retirement Benefits (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recorded in operating costs and expenses
Service cost	$ 254	$ 176	$ 158
Past service cost	(55)	8	(8)
Loss for settlements and curtailments	0	0	(13)
Total defined benefit expense	199	184	137
Recorded in other financial expenses
Net interest cost	767	768	652
Recorded in other comprehensive income
Actuarial (gains) losses for the period	(3)	4,019	748
Total (loss) / gain recognized during the period	963	4,971	1,537
Pensions [Member]
Recorded in operating costs and expenses
Service cost	221	151	128
Past service cost	(55)	8	12
Loss for settlements and curtailments	0	0	0
Total defined benefit expense	166	159	140
Recorded in other financial expenses
Net interest cost	693	711	596
Recorded in other comprehensive income
Actuarial (gains) losses for the period	20	3,985	872
Total (loss) / gain recognized during the period	879	4,855	1,608
Other Benefits Plans [Member]
Recorded in operating costs and expenses
Service cost	33	25	30
Past service cost	0	0	(20)
Loss for settlements and curtailments	0	0	(13)
Total defined benefit expense	33	25	(3)
Recorded in other financial expenses
Net interest cost	74	57	56
Recorded in other comprehensive income
Actuarial (gains) losses for the period	(23)	34	(124)
Total (loss) / gain recognized during the period	$ 84	$ 116	$ (71)